Financial - risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of financial risk management objectives and policies [Line Items]
Schedule of foreign-currency exchange rates risk

A table showing the effect on results of a reasonable change in foreign-currency exchange rates is presented below, with all other variables kept constant:

	Exchange-rate	Effect on profit (loss)
	increase/decrease	before income tax
		US$(000)
2019
Exchange rate	10%	4,053
Exchange rate	(10)%	(3,545)

2018
Exchange rate	10%	1,695
Exchange rate	(10)%	(1,681)

2017
Exchange rate	10%	2,474
Exchange rate	(10)%	(2,459)

Schedule of interest rates risk

A table showing the effect in profit or loss of the variations of interest rates:

		Effect on profit
	Increase/decrease of	(loss) before
	LIBOR	income tax
	(percentage rates)	US$(000)
2019
Interest rate	10	(306)
Interest rate	(10)	306

2018
Interest rate	10	(277)
Interest rate	(10)	277

2017
Interest rate	10	(677)
Interest rate	(10)	677

Schedule of financial liabilities by remaining maturity

An analysis of the Group’s financial liabilities classified according to their aging is presented below, based on undiscounted contractual payments:

	Less than	Between 1	Between 2	More than 5
	1 year	and 2 years	and 5 years	years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2019-
Bank loans	55,486	—	—	—	55,486
Trade and other payables	152,070	616	—	—	152,686
Financial obligation - capital	262,088	131,588	125,154	48,568	567,398
Financial obligation - interest	22,597	11,225	11,880	1,449	47,151
Lease - capital	3,692	1,514	2,297	—	7,503
Lease - interest	73	143	404	—	620
Contingent consideration liability	—	—	4,905	35,166	40,071

Total	496,006	145,086	144,640	85,183	870,915

As of December 31, 2018 -
Bank loans	95,613	—	—	—	95,613
Trade and other payables	176,811	639	—	—	177,450
Financial obligation - capital	46,166	346,401	195,463	—	588,030
Financial obligation - interest	31,017	28,359	6,024	—	65,400
Contingent consideration liability	—	—	5,904	32,472	38,376

Total	349,607	375,399	207,391	32,472	964,869

Schedule of information about the credit risk exposure

Set out below is the information about the credit risk exposure on the Group's trade and other receivables:

		Days past due
	Current	< 30 days	30 – 90 days	> 90 days	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2019 -
Trade receivables	204,096	—	—	22,016	226,112
Other receivables	125,409	42,390	4,332	10,006	182,137
Expected credit loss	—	—	—	(32,022)	(32,022)

Total	329,505	42,390	4,332	—	376,227

As of December 31, 2018 -
Trade receivables	146,701	—	—	22,013	168,714
Other receivables	58,584	44,773	2,250	10,089	115,696
Expected credit loss	—	—	—	(32,102)	(32,102)

Total	205,285	44,773	2,250	—	252,308

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of financial risk management objectives and policies [Line Items]
Schedule of foreign-currency exchange rates risk

	Carrying amount		Fair value
	2019	2018	2019	2018
	US$(000)	US$(000)	US$(000)	US$(000)

Financial assets:
Cash and cash equivalents	818,503	723,208	818,503	723,208
Trade and other receivables, net	15,016	29,078	15,016	29,078
Restricted cash	48,617	48,127	50,353	48,601
Financial assets at fair value	23,648	23,290	23,648	23,290

	905,784	823,703	907,520	824,177

	Carrying amount		Fair value
	2019	2018	2019	2018
	US$(000)	US$(000)	US$(000)	US$(000)

Financial liabilities:
Trade and other payables	76,484	83,464	76,484	83,464
Provisions and other accruals	596	—	596	—
Debt instrument	43,927	42,430	43,927	42,430

	121,007	125,894	121,007	125,894

Schedule of current financial liabilities

The following table represents the analysis of the Company’s financial liabilities, considering the remaining period to reach such maturity as of the consolidated statement of financial position date (see notes 11 and 12):

	2019	2018
	Less than 1 year	Less than 1 year
	US$(000)	US$(000)

Trade accounts payable	45,671	48,847
Accounts payable to related parties	11,426	10,846
Lease liabilities	290	—

	57,387	59,693

Schedule of information about the credit risk exposure

Set out below is the information about the credit risk exposure on the Company’s trade and other receivables:

	Days past due
	Current	< 30 days	30 – 90 days	> 90 days	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2019
Trade receivables	—	5,047	7,976	1,993	15,016

Total	—	5,047	7,976	1,993	15,016

As of December 31, 2018
Trade receivables	3,870	564	81	24,563	29,078

Total	3,870	564	81	24,563	29,078

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of financial risk management objectives and policies [Line Items]
Schedule of foreign-currency exchange rates risk

Effect on profit before
income tax
US$(000)

December 31, 2019
10% increase in future copper prices	99,219
10% decrease in future copper prices	(99,219)

Effect on profit before
income tax
US$(000)

December 31, 2018
10% increase in future copper prices	72,847
10% decrease in future copper prices	(72,847)

Effect on profit before
income tax
US$(000)

December 31, 2017
10% increase in future copper prices	83,955
10% decrease in future copper prices	(83,955)